Subsequent Events	12 Months Ended
Apr. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS

Subsequent to April 30, 2026, the Company sold 263,930 shares of its common stock under its At-The-Market ("ATM") offering program. The shares were sold at a weighted average price of U.S. $1.58 per share, generating gross proceeds of approximately U.S. $416,000 and net proceeds of approximately U.S. $404,000 after deducting sales agent commissions and other offering expenses of approximately U.S. $12,500.